Trading Assets and Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Repurchase agreements	$ (1,644)	$ (2,180)
Trading Assets
Trading assets and cash equivalents, pledged	770	823
Repurchase agreements	$ 747	$ (793)